OPERATING SEGMENTS - Narrative (Details) $ in Thousands, XOF in Billions	6 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 XOF
Disclosure of operating segments [line items]
Value added tax receivables impairment			$ 27,200	XOF 16
Other losses		$ 35,964	125,193
Current income tax expense		$ 163,006	55,107
Sadiola mine
Disclosure of operating segments [line items]
Value added tax receivables impairment			27,200
Other losses			$ 75,800
Current income tax expense	$ 37,300